UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Suncoast Equity Management, Inc.
Address: 5550 W. Executive Dr., Suite 320

         Tampa, FL 33609

13F File Number:  028-11066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald R. Jowdy
Title:     Director Of Operations
Phone:     (813)-963-0502

Signature, Place, and Date of Signing:

     /s/  Donald R. Jowdy     Tampa, FL     February 20, 2013



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $57,643 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   COM              002824100     2326    48770 SH       SOLE                    48770
ALTRIA GROUP INC               COM              02209S103      351    21900 SH       SOLE                    21900
AUTOMATIC DATA PROCESSING      COM              053015103     3508    99770 SH       SOLE                    99770
BAXTER INTL                    COM              071813109     1438    28070 SH       SOLE                    28070
BECTON DICKINSON               COM              075887109     2382    35418 SH       SOLE                    35418
BERKSHIRE HATHAWAY 'B'         COM              084670702     4334     1537 SH       SOLE                     1537
COCA-COLA                      COM              191216100      328     7465 SH       SOLE                     7465
COLGATE-PALMOLIVE              COM              194162103     3461    58683 SH       SOLE                    58683
DELL INC.                      COM              24702R101      132    13875 SH       SOLE                    13875
EMERSON ELECTRIC               COM              291011104     2280    79775 SH       SOLE                    79775
EXXON MOBIL CORP               COM              30231G102      245     3600 SH       SOLE                     3600
GENERAL DYNAMICS               COM              369550108     2125    51100 SH       SOLE                    51100
GOOGLE INC CL A                COM              38259P508     2835     8146 SH       SOLE                     8146
GRAINGER WW                    COM              384802104     2599    37036 SH       SOLE                    37036
HARRIS CORP                    COM              413875105     2086    72085 SH       SOLE                    72085
HEWLETT PACKARD                COM              428236103     3737   116578 SH       SOLE                   116578
INTL BUS. MACHINES             COM              459200101      242     2500 SH       SOLE                     2500
JOHNSON&JOHNSON                COM              478160104      379     7202 SH       SOLE                     7202
KRAFT FOODS                    COM              50075N104      491    22040 SH       SOLE                    22040
MCKESSON CORP                  COM              58155Q103     1305    37255 SH       SOLE                    37255
MFS Muni Income TR SBI         COM              552738106       97    18676 SH       SOLE                    18676
MICROSOFT                      COM              594918104     3351   182440 SH       SOLE                   182440
MYLAN LABS INC                 COM              628530107      198    14740 SH       SOLE                    14740
NIKE INC CLASS B               COM              654106103     1964    41880 SH       SOLE                    41880
OMNICOM GRP                    COM              681919106     1478    63175 SH       SOLE                    63175
PATTERSON INC.                 COM              703395103     2273   120543 SH       SOLE                   120543
PEPSICO INC.                   COM              713448108     3978    77281 SH       SOLE                    77281
PHILIP MORRIS INTL             COM              718172109      779    21900 SH       SOLE                    21900
PROCTER & GAMBLE               COM              742718109     2346    49822 SH       SOLE                    49822
SARA LEE                       COM              803111103      164    20335 SH       SOLE                    20335
ST JUDE MED                    COM              790849103     2434    66985 SH       SOLE                    66985
STARBUCKS                      COM              855244109      116    10400 SH       SOLE                    10400
TELLABS INC.                   COM              879664100       99    21680 SH       SOLE                    21680
WAL-MART STORES                COM              931142103      266     5110 SH       SOLE                     5110
WALT DISNEY CO.                COM              254687106     1513    83331 SH       SOLE                    83331